CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income	$ 262,290	$ 313,404	$ 398,628
Adjustments to reconcile net income to cash provided by operations:
Depreciation and amortization	103,248	69,795	64,734
Stock-based compensation expense	21,287	20,813	26,019
Deferred income taxes	(67,423)	(10,228)	4,981
Loss on disposal of property, plant and equipment	1,907	232	587
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable and unbilled accounts receivable	(68,676)	19,728	21,500
Inventories	(8,955)	45,340	20,147
Accounts payable	(91,722)	(18,932)	(76,650)
Accrued income taxes	47,644	(11,759)	21,740
Accrued liabilities and customer deposits	(18,891)	(11,338)	(14,837)
Other assets and liabilities	8,102	33,475	(16,005)
Net cash (used for) provided by operating activities	188,811	450,530	450,844
Investing Activities
Purchase of property, plant and equipment	(89,466)	(50,216)	(49,428)
Proceeds from disposal of property, plant and equipment	1,291	363	1,784
Acquisitions of business, net of cash acquired	(945,299)	(183,113)	(129,550)
Net cash used for investing activities	(1,033,474)	(232,966)	(177,194)
Financing Activities
Proceeds from debt	1,216,740	1,875,000	787,400
Payments of debt	(1,269,537)	(1,102,748)	(612,680)
Stock re-purchase	0	(212,176)	(387,787)
Proceeds from exercise of stock options and other benefit plans	4,428	1,983	3,097
Payment of income tax withholding on share-based compensation	(6,844)	(6,658)	(14,565)
Cash dividends ($0.44, $0.36, and $0.28 per share for the years ended December 31, 2017, 2016 and 2015)	(42,218)	(32,430)	(26,963)
Net cash (used for) provided by financing activities	(97,431)	522,971	(251,498)
Effect of changes in currency exchange rates	32,263	(26,436)	(18,868)
(Decrease) increase in cash	(909,831)	714,099	(3,284)
Cash, cash equivalents, and restricted cash, beginning of period	1,143,232	429,133	425,849
Cash, cash equivalents, and restricted cash, end of period	$ 233,401	$ 1,143,232	$ 429,133